SHAREHOLDERS' EQUITY - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Number of Shares
Opening Balance (in shares) | shares	1,499,315	7,514,307
Exercised (in shares) | shares	(517,935)	(5,739,722)
Expired (in shares) | shares	(83,971)	(235,269)
Forfeited (in shares) | shares	0	(40,001)
Stock options outstanding, end of year (in shares) | shares	897,409	1,499,315
Stock options exerciseable, end of year (in shares) | shares	897,409	1,332,460
Weighted Average Exercise Price
Weighted average exercise price, Opening Balance (in CAD) | $	$ 5.80	$ 4.60
Weighted average exercise price, Exercised (in CAD) | $	6.70	3.91
Weighted average exercise price, Expired (in CAD) | $	8.44	13.95
Weighted average exercise price, Forfeited (in CAD) | $	0.00	4.96
Weighted average exercise price, end of year (in CAD) | $	5.02	5.80
Weighted average exercise price, Exerciseable (in CAD) | $	$ 5.02	$ 6.01